Long-Term Debt (Details) - Schedule of future maturities of long-term debt - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2008	Jun. 30, 2008
Schedule of future maturities of long-term debt [Abstract]
2022				$ 5,565,191
2023		$ 82,851		8,624,191
2024				8,881,191
2025				15,065,903
2026				6,662,000
Thereafter				99,314,999
Total	$ 40,676	$ 46,486	$ 16,365,978	$ 144,113,475